Borrowings (Tables)	12 Months Ended
Jun. 30, 2023
Borrowings [Abstract]
Schedule of the Convertible Note	The maturity schedule of the convertible note as of June 30, 2023 is as follows:
2024	$—
2025	10,000,000
2026	—
2027	—
2028	—
Thereafter	—
$10,000,000